Post-Employment Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Post Employment Obligations [Line Items]
Total post-employment obligations, net	$ 64,058	$ 65,831	[1]	$ 71,621	[1]
Employee severance indemnities
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	41,169	44,396		49,451
Complementary Pension
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	16,405	15,736		16,199
Health Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	2,963	2,607		2,717
Energy Supply Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	$ 3,521	$ 3,092		$ 3,254

[1]	See Note 3.